Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT
	Vehicles	Storage	Shootaring Mill	Total
Cost
Balance, December 31, 2023	$26,262	$—	$21,986,159	$22,012,421
Change in ARO estimates	—	—	(1,453,888)	(1,453,888)
Foreign exchange translation	2,253	—	1,886,067	1,888,320
Balance, December 31, 2024	28,515	—	22,418,338	22,446,853
Additions	289,522	310,731	—	600,253
Change in ARO estimates	—	—	(134,751)	(134,751)
Foreign exchange translation	(3,931)	(5,952)	(1,070,846)	(1,080,729)
Balance, December 31, 2025	$314,106	$304,779	$21,212,741	$21,831,626

Depreciation
Balance, December 31, 2023	$3,752	$—	$—	$3,752
Depreciation	3,877	—	—	3,877
Foreign exchange translation	518	—	—	518
Balance, December 31, 2024	8,147	—	—	8,147
Depreciation	7,153	1,976	—	9,129
Foreign exchange translation	(504)	(26)	—	(530)
Balance, December 31, 2025	$14,796	$1,950	$—	$16,746

Carrying amounts

Balance, December 31, 2024	$20,368	$—	$22,418,338	$22,438,706

Balance, December 31, 2025	$299,310	$302,829	$21,212,741	$21,814,880